Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is consisted of the following:

	December 31, 2023	December 31, 2024
	RMB	RMB
Accounts receivable, gross	468,296	987,913
Less: allowance for current expected credit losses	(2,230)	(5,434)
Accounts receivable, net	466,066	982,479

Schedule of Allowance for Current Expected Credit Losses

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	December 31, 2023	December 31, 2024
	RMB	RMB
Balance at the beginning of the year	(1,027)	(2,230)
Additions	(1,203)	(3,204)
Write-offs	-	-
Balance at the end of the year	(2,230)	(5,434)